Cost and Expenses by Nature - Summary of Cost and Expenses by Nature (Detail) - MXN ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of cost and expenses by nature [abstract]
Purchases		$ 518,434,795	$ 386,040,047	$ 600,657,759
Net periodic cost of employee benefits		140,215,404	128,808,540	116,176,949
Depreciation of wells, pipelines, properties, plant and equipment, depreciation of rights of use and amortization of intangible assets		140,155,507	137,398,830	145,159,657
Personnel services		100,401,001	103,044,657	101,252,318
Exploration and Extraction Hydrocarbons Duty and taxes		88,596,015	43,593,642	67,106,181
Associated costs in crude oil processing	[1]	72,840,444	0	0
Conservation and maintenance		65,239,995	69,939,632	65,640,388
Unsuccessful wells		26,952,138	22,269,583	76,279,192
Other operation taxes and duties		12,933,825	12,180,579	12,764,473
Raw materials and spare parts		23,504,046	18,381,313	22,729,422
Auxiliary services with third-parties		9,656,254	15,901,982	19,492,638
Other operation costs and expenses		7,521,387	25,031,177	12,711,674
Insurance		6,997,343	6,068,497	5,821,020
General expenses with third-parties	[2]	6,867,868	0	0
Losses from fuels subtraction	[3]	6,791,377	4,279,542	4,644,846
Exploration expenses		6,458,310	6,732,689	10,942,558
Freight		5,195,157	3,426,079	3,197,421
Integrated Contracts		4,904,774	5,275,946	9,947,983
Inventory variations	[4]	(11,544,077)	2,572,641	1,063,678
Total cost of sales and general expenses		$ 1,232,121,563	$ 990,945,376	$ 1,275,588,157

[1]	This line item was included beginning in 2021 to better present cost and expenses. During 2020 and 2019, this line item amounted to Ps. 42,793,329 and Ps. 53,102,043, respectively.
[2]	This line item was included beginning in 2021 to better present cost and expenses. During 2020 and 2019, this line item amounted to Ps. 4,198,747 and Ps. 5,783,283, respectively.
[3]	In accordance with Resolution RES / 179/2017, issued by the CRE, losses from fuels subtraction are losses outside the scope of the contemplated operating costs as a result of various illicit actions, including the theft of and illicit market in fuels. Pemex Logistics is responsible for distributing hydrocarbons through the pipelines and for the received products, preserving their quality and delivering them from the point of reception to the user at the point of destination. Pemex Logistics determines the volume of missing hydrocarbons through monthly calculations.
[4]	The variation in inventories represents the difference between the balances as of the beginning and the end of the year, as well as variations in standard and real costs. During 2021, the variation was mainly due to the increase in crude oil prices.